Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	MRI INTERVENTIONS, INC.
Entity Central Index Key	0001285550
Document Type	S-1/A
Trading Symbol	MRIC
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of each class of securities to be registered(1)	Amount Being Registered	Proposed Maximum Offering Price per Security(2)	Proposed Maximum Aggregate Offering Price(3)	Amount of Registration Fee(4)
Units consisting of Common Stock and Warrants(5)	2,258,600 Units	$7.50	$16,939,500	$1,705.81
Common Stock, par value $0.01 per share underlying Units	2,258,600 Shares			(6)
Warrants to purchase Common Stock underlying Units	2,258,600 Warrants			(6)
Common Stock issuable upon exercise of Warrants in Units(7)	2,258,600 Shares	$15.00	$33,879,000	$3,411.62
Warrants to purchase Common Stock issued to the underwriters	158,608 Warrants			(6)
Common Stock issuable upon exercise of Warrants issued to the underwriters(8)	158,608 Shares	$9.38	$1,487,743.04	$149.82
Total			$52,306,243.04	$3,703.88

(1)	In the event of a stock split, reverse stock split, stock dividend or similar transaction involving our common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.
(2)	Estimated solely for the purpose of calculating the registration fee.

(3)	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

(4)	Calculated pursuant to Rule 457(o) based on an estimate of the total proposed maximum aggregate offering price, $1,563.37 has been previously paid.
(5)	Includes 258,600 shares of common stock and 258,600 warrants to purchase shares of common stock, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(6)	No fee pursuant to Rule 457(g).
(7)	Assumes, solely for the purpose of calculating the registration fee, that each warrant in the offering will be for one share of common stock and will have an exercise price equal to 200% of the maximum offering price of the units registered hereunder.
(8)	Assumes, solely for the purpose of calculating the registration fee, that the underwriters sold for cash 1,982,600 units, which is inclusive of their over-allotment option, and the exercise price of the underwriters’ warrant is equal to 125% of the maximum offering price of the units registered hereunder.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.